Benefit Plans (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Nov. 17, 2009	Jan. 31, 2012	Jan. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Deferred tax liabilities		$ 15,900,000		$ 14,300,000			$ 2,000,000
Company contributions			14,000,000	14,000,000	2,000,000
Company contribution deductible on the 2010 tax return			12,400,000
Company contribution deductible on the 2011 tax return		14,300,000	1,600,000
Company contributions deductible on the 2012 tax return		1,600,000
Expected long-term return on plan assets				7.75%	7.75%
Defined Benefit Plan, Actual Return on Plan Assets				1,813,000	11,296,000
Accumulated benefit obligation for the pension plan				71,400,000	63,500,000
Common share purchased under pension plan, shares	115,800
Common share purchased under pension plan, value	7,000,000
Common share purchased under pension plan, value per share	$ 60.45
Fair value, pension plan common shares held, shares				115,800	115,800
Fair value of common shares held by pension plan				7,500,000	8,400,000
Fair value of common shares held by pension plan, per share				$ 65.06	$ 72.67
Estimated prior service costs amortized from accumulated other comprehensive income into net periodic benefit cost				(2,000,000)
Cash balance in bank				2,100,000
Market value of pension plan assets				96,600,000	85,500,000
Benefit expense				1,100,000	1,000,000	1,500,000
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on plan assets				7.75%	7.75%
Estimated prior service costs amortized from accumulated other comprehensive income into net periodic benefit cost				20,000,000
S&P 500 Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on plan assets				7.75%
Supplemental Executive Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit expense				600,000	500,000	500,000
Accrued benefit cost				7,200,000	7,200,000
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity investments				83,200,000	73,500,000
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity investments				$ 13,400,000	$ 12,000,000